                                    GMO TRUST

              AMENDED AND RESTATED SUPPLEMENT DATED MAY 2, 2003 TO
      GMO TRUST PROSPECTUS DATED JUNE 30, 2002, AS AMENDED OCTOBER 1, 2002

GMO REAL ESTATE FUND

         The Manager has temporarily agreed to waive 0.15% of the Fund's management fee. As a result, the Fund will incur management fees at the annual rate of 0.39% of the Fund's average daily net assets. The Manager may terminate this waiver at any time with notice to shareholders. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 (see footnote 1 to the "Annual Fund operating expenses" table on page 17 of the Prospectus under the caption "Fees and expenses" and "Management of the Trust -- Expense Reimbursement" on page 78 of the Prospectus).

         Additionally, the second paragraph on page 16 of the Prospectus under the caption "Principal investment strategies" is replaced in its entirety by the following:

                  The investment process for the Fund begins with a universe generally represented by the Morgan Stanley REIT Index, the Fund's benchmark. The Manager selects stocks from the universe using proprietary quantitative applications to identify stocks that the Manager believes to be undervalued relative to their prices. The Fund's portfolio is then constructed using a proprietary technique through which the Manager attempts to control risk by adjusting sector weights. The resulting portfolio typically consists of 100-125 stocks. The Manager seeks to manage the Fund with low risk relative to its benchmark.

GMO U.S. SECTOR FUND

         Effective as of the close of business on February 28, 2003, the Fund's benchmark changed from the S&P 500 Index to the Russell 3000 Index. Accordingly, the paragraph on page 70 of the Prospectus under the caption "Benchmark" is replaced in its entirety by the following:

                  The Fund's benchmark is the Russell 3000 Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution on June 30, 2002, the average market capitalization of the companies in the Russell 3000 Index was approximately $4 billion; the median market capitalization was approximately $700 million; and the smallest company in the Russell 3000 Index had an approximate market capitalization of $128 million.

         In addition, the table entitled "Average Annual Total Returns" below and to the right in the "Performance" section on page 71 of the Prospectus is replaced in its entirety by the following:


                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2002

                                    1 YEAR        5 YEARS(*)   10 YEARS(*)   INCEPT.(*)
CLASS III                                                                    12/31/92
---------                           ------        -------      --------      --------
RETURN BEFORE TAXES                 -13.24%          5.46%        13.11%        13.11%
RETURN AFTER TAXES ON               -13.28%          1.31%         6.95%         6.95%
DISTRIBUTIONS
RETURN AFTER TAXES ON                -8.13%          3.08%         8.32%         8.32%
DISTRIBUTIONS AND SALE OF
FUND SHARES
RUSSELL 3000 INDEX(a)               -21.54%         -0.71%         8.94%         8.94%
S&P 500 INDEX(b)                    -22.10%         -0.59%         9.34%         9.34%

                  (*) The Fund's performance during 2001 was positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

                  (a) Fund's benchmark.

                  (b) The S&P 500 Index is a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation. Effective as of the close of business on February 28, 2003, the Fund changed its benchmark from the S&P 500 Index to the Russell 3000 Index to reflect better the broad universe of securities from which the Manager selects the Fund's portfolio.

MULTIPLE CLASSES

         Effective February 24, 2003, the table in the "Multiple Classes" section on page 82 of the Prospectus is replaced in its entirety by the following:

                                                                                    MINIMUM TOTAL            SHAREHOLDER SERVICE
                                                                                INVESTMENT*/TOTAL FUND               FEE
                                                                                      INVESTMENT             (AS A % OF AVERAGE
                                                                                                              DAILY NET ASSETS)
                                                                              -------------------------      -------------------
FUNDS OFFERING            U.S. Core Fund                                            $1 million/NA                   0.22%
CLASS II SHARES           International Intrinsic Value Fund
                          ------------------------------------------------------------------------------------------------------
                          Foreign Fund                                              NA/$1 million                   0.22%

--------------------------------------------------------------------------------------------------------------------------------
FUNDS OFFERING            U.S. Core Fund                                            $35 million/NA                  0.15%
CLASS III SHARES          International Intrinsic Value Fund
                          ------------------------------------------------------------------------------------------------------
                          Foreign Fund                                              NA/$35 million                  0.15%
                          ------------------------------------------------------------------------------------------------------
                          Asset Allocation Funds (except U.S. Sector Fund)          $1 million/NA                   0.00%**
                          Emerging Country Debt Share Fund
                          ------------------------------------------------------------------------------------------------------
                          U.S. Sector Fund                                          $1 million/NA                   0.15%***
                          Global Hedged Equity Fund
                          Currency Hedged International Equity Fund
                          ------------------------------------------------------------------------------------------------------
                          Foreign Small Companies Fund                              NA/$1 million                   0.15%
                          ------------------------------------------------------------------------------------------------------
                          All Other Funds                                           $1 million/NA                   0.15%
--------------------------------------------------------------------------------------------------------------------------------

FUNDS OFFERING            U.S. Core Fund                                      $250 million/$125 million            0.105%
CLASS IV SHARES           Tobacco-Free Core Fund
                          Emerging Markets Fund
                          ------------------------------------------------------------------------------------------------------
                          International Intrinsic Value Fund                  $250 million/$125 million             0.09%
                          ------------------------------------------------------------------------------------------------------
                          Foreign Fund                                             NA/$250 million                  0.09%
                          ------------------------------------------------------------------------------------------------------
                          Foreign Small Companies Fund                             NA/$125 million                  0.10%
                          ------------------------------------------------------------------------------------------------------
                          Emerging Country Debt Fund                          $250 million/$125 million             0.10%
--------------------------------------------------------------------------------------------------------------------------------

FUND OFFERING             U.S. Core Fund                                           NA/$350 million                 0.085%
CLASS V SHARES
--------------------------------------------------------------------------------------------------------------------------------

----------

* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.

** These Funds will indirectly bear an additional Shareholder Service Fee by virtue of their investments in other GMO Funds.

*** The Shareholder Service Fee charged to these Funds will be reduced by a corresponding amount for all Shareholder Service Fees indirectly borne by the relevant Fund by reason of its investments in shares of other GMO Funds.

GMO TRUST FUNDS INVESTING IN GMO ALPHA LIBOR FUND

         GMO Short-Duration Collateral Fund (the "New Fund"), a new series of GMO Trust, commenced operations on or about November 27, 2002. New Fund will operate in substantially the same manner described in the Prospectus for GMO Alpha LIBOR Fund (see "Investment by Certain Funds in GMO Alpha LIBOR Fund" in the Prospectus). Each Fund permitted by the Prospectus to invest in GMO Alpha LIBOR Fund (which is temporarily closed to new purchases) may invest to the same extent in New Fund, and all references in the Prospectus to GMO Alpha LIBOR Fund's investments, strategies and risks shall also be deemed to refer to the New Fund.

                                    GMO TRUST

              AMENDED AND RESTATED SUPPLEMENT DATED MAY 2, 2003 TO
            GMO TRUST CLASS M SHARES PROSPECTUS DATED JUNE 30, 2002,
                           AS AMENDED OCTOBER 1, 2002

GMO REAL ESTATE FUND

         The Manager has temporarily agreed to waive 0.15% of the Fund's management fee. As a result, the Fund will incur management fees at the annual rate of 0.39% of the Fund's average daily net assets. The Manager may terminate this waiver at any time with notice to shareholders. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 (see footnote 2 to the "Annual Fund operating expenses" table on page 13 of the Prospectus under the caption "Fees and expenses" and "Management of the Trust -- Expense Reimbursement" on page 58 of the Prospectus).

         Additionally, the second paragraph on page 12 of the Prospectus under the caption "Principal investment strategies" is replaced in its entirety by the following:

                  The investment process for the Fund begins with a universe generally represented by the Morgan Stanley REIT Index, the Fund's benchmark. The Manager selects stocks from the universe using proprietary quantitative applications to identify stocks that the Manager believes to be undervalued relative to their prices. The Fund's portfolio is then constructed using a proprietary technique through which the Manager attempts to control risk by adjusting sector weights. The resulting portfolio typically consists of 100-125 stocks. The Manager seeks to manage the Fund with low risk relative to its benchmark.

GMO U.S. SECTOR FUND

         Effective as of the close of business on February 28, 2003, the Fund's benchmark changed from the S&P 500 Index to the Russell 3000 Index. Accordingly, the paragraph on page 50 of the Prospectus under the caption "Benchmark" is replaced in its entirety by the following:

                  The Fund's benchmark is the Russell 3000 Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution on June 30, 2002, the average market capitalization of the companies in the Russell 3000 Index was approximately $4 billion; the median market capitalization was approximately $700 million; and the smallest company in the Russell 3000 Index had an approximate market capitalization of $128 million.

         In addition, the table entitled "Average Annual Total Returns" below and to the right in the "Performance" section on page 51 of the Prospectus is replaced in its entirety by the following:

                          AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2002

                                  1 YEAR     5 YEARS(#)     10 YEARS(#)    INCEPT.(#)
CLASS III                                                                  12/31/92
---------                         ------     -------        --------       --------
RETURN BEFORE TAXES               -13.24%       5.46%          13.11%         13.11%
RETURN AFTER TAXES ON             -13.28%       1.31%           6.95%          6.95%
DISTRIBUTIONS
RETURN AFTER TAXES ON              -8.13%       3.08%           8.32%          8.32%
DISTRIBUTIONS AND SALE OF
FUND SHARES
RUSSELL 3000 INDEX(a)             -21.54%      -0.71%           8.94%          8.94%
S&P 500 INDEX(b)                  -22.10%      -0.59%           9.34%          9.34%

                  (#) The Fund's performance during 2001 was positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

                  (a) Fund's benchmark.

                  (b) The S&P 500 Index is a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation. Effective as of the close of business on February 28, 2003, the Fund changed its benchmark from the S&P 500 Index to the Russell 3000 Index to reflect better the broad universe of securities from which the Manager selects the Fund's portfolio.

                  (*) The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

GMO TRUST FUNDS INVESTING IN GMO ALPHA LIBOR FUND

         GMO Short-Duration Collateral Fund (the "New Fund"), a new series of GMO Trust, commenced operations on or about November 27, 2002. New Fund will operate in substantially the same manner described in the Prospectus for GMO Alpha LIBOR Fund (see "Investments in GMO Funds Offered Through Separate Prospectuses -- Investment by Certain Funds in GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund" in the Prospectus). Each Fund permitted by the Prospectus to invest in GMO Alpha LIBOR Fund (which is temporarily closed to new purchases) may invest to the same extent in New Fund, and all references in the Prospectus to GMO Alpha LIBOR Fund's investments, strategies and risks shall also be deemed to refer to the New Fund.




                                      -2-